Recently issued accounting standards	6 Months Ended
Jun. 30, 2016
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards.
> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for a description of accounting standards adopted in 2015.
ASC Topic 718 – Compensation – Stock Compensation
In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-12, “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” (ASU 2014-12), an update to Accounting Standards Codification (ASC) Topic 718 – Compensation – Stock Compensation. The amendments in ASU 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The adoption of ASU 2014-12 on January 1, 2016 did not have a material impact on the Group’s financial position, results of operations and cash flows.
ASC Topic 810 – Consolidation
In February 2015, the FASB issued ASU 2015-02, “Amendments to the Consolidation Analysis” (ASU 2015-02), an update to ASC Topic 810 – Consolidation. The amendments in ASU 2015-02 rescind the indefinite deferral for certain investment funds, which is included in ASU 2010-10, Consolidation (ASC Topic 810), “Amendments for Certain Investment Funds”. The amendments in ASU 2015-02 also require a re-evaluation as to whether certain legal entities require consolidation under the revised consolidation model, specifically as it relates to whether limited partnerships and similar legal entities are VIEs or voting interest entities, the elimination of the presumption that a general partner controls a partnership, and the consolidation analysis of VIEs, particularly those that have fee arrangements and related party relationships. The adoption of ASU 2015-02 on January 1, 2016 did not have a material impact on the Group’s financial position, results of operations and cash flows.
In August 2014, the FASB issued ASU 2014-13, “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity” (ASU 2014-13), an update to ASC Topic 810 – Consolidation. ASU 2014-13 applies to reporting entities that are required to consolidate a collateralized financing entity (CFE) under the VIE guidance. These entities may elect to measure the financial assets and the financial liabilities of the CFE at fair value using either ASC Topic 820 – Fair Value Measurements or an alternative provided in ASU 2014-13. When using the measurement alternative provided in this update, the reporting entity should measure both the financial assets and the financial liabilities of the CFE, using the most observable of (i) the fair value of the financial assets and (ii) the fair value of the financial liabilities. The adoption of ASU 2014-13 on January 1, 2016 did not have a material impact on the Group’s financial position, results of operations and cash flows.
ASC Topic 815 – Derivatives and Hedging
In November 2014, the FASB issued ASU 2014-16, “Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (ASU 2014-16), an update to ASC Topic 815 – Derivatives and Hedging. The amendments in ASU 2014-16 clarify that for hybrid financial instruments issued in the form of a share, an entity (an issuer or an investor) should determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of relevant facts and circumstances. The adoption of ASU 2014-16 on January 1, 2016 did not have a material impact on the Group’s financial position, results of operations and cash flows.
ASC Topic 820 – Fair Value Measurement
In May 2015, the FASB issued ASU 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU 2015-07), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2015-07 remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (NAV) per share practical expedient and change the scope of certain disclosure requirements to those investments for which an entity has elected using that practical expedient. The adoption of ASU 2015-07 on January 1, 2016 resulted in modified disclosures but did not have a material impact on the Group’s financial position, results of operations and cash flows.
ASC Topic 825 – Financial Instruments – Overall
In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), an update to ASC Topic 825 – Financial Instruments – Overall. The amendments in ASU 2016-01 address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The amendments primarily affect the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for annual reporting periods beginning after December 15, 2017, and for the interim and annual reporting periods thereafter. Early adoption of the full standard is not permitted, however, certain sections of ASU 2016-01 relating to fair value option-elected financial liabilities can be early adopted in isolation. These amendments to ASU 2016-01 require the changes in fair value relating to instrument-specific credit risk of fair value option elected financial liabilities to be presented separately in accumulated other comprehensive income. The Group has early adopted these sections of the update on January 1, 2016. As a result of adoption, a reclassification of a gain from retained earnings to accumulated other comprehensive income of CHF 475 million, net of tax, was recorded. The Group is currently evaluating the impact of the adoption of the remaining sections of ASU 2016-01 on the Group’s financial position, results of operations and cash flows.
ASC Topic 835 – Interest
In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03), an update to ASC Subtopic 835-30, “Interest – Imputation of Interest”. Under ASU 2015-03, an entity presents debt issuance costs in the balance sheet as a direct deduction from the related debt liability rather than an asset. The adoption of ASU 2015-03 on January 1, 2016 resulted in a reduction to both total assets and total liabilities of CHF 541 million, however, retrospective application was deemed immaterial and, as such, prior periods were not restated.
Standards to be adopted in future periods
ASC Topic 205 – Presentation of Financial Statements
In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (ASU 2014-15), an update to ASC Topic 205 – Presentation of Financial Statements. The amendments in ASU 2014-15 provide guidance in US GAAP about management’s responsibility to evaluate whether there are conditions and events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the notes to the financial statements. The amendments are expected to reduce diversity in the timing and content of such disclosures. ASU 2014-15 is effective for the annual reporting period ending after December 15, 2016, and for the interim and annual reporting periods thereafter. Early adoption is permitted. As these amendments relate only to disclosures, the adoption of ASU 2014-15 will have no impact on the Group’s financial position, results of operations and cash flows.
ASC Topic 326 – Financial Instruments – Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13), an update to ASC Topic 326 – Financial Instruments – Credit Losses. The ASU is intended to improve financial reporting by requiring timelier recording of credit losses on financial assets measured at amortized cost basis (including, but not limited to loans), net investments in leases recognized as lessor and off-balance sheet credit exposures. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The Group will now incorporate forward-looking information into its credit loss estimates. The ASU requires enhanced disclosures to help investors and other financial statement users to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. As the Group is an SEC filer, ASU 2016-13 is effective for annual reporting periods beginning after December 15, 2019, and for the interim and annual reporting periods thereafter. Early application will be permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, and for the interim and annual reporting periods thereafter. The Group is currently evaluating the impact of the adoption of ASU 2016-13 on the Group’s financial position, results of operations and cash flows.
ASC Topic 606 – Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09), an update to ASC Topic 606 – Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU outlines key steps that an entity should follow to achieve the core principle. ASU 2014-19, as amended by ASU 2015-14 “Deferral of the Effective Date”, ASU 2016-08 “Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, ASU 2016-10 “Identifying Performance Obligations and Licensing”, ASU 2016-11 “Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting” and ASU 2016-12 “Narrow-Scope Improvements and Practical Expedients”, is effective for the annual reporting period beginning after December 15, 2017, and for the interim and annual reporting periods thereafter. The Group is currently evaluating the impact of the adoption of ASU 2014-09 and its amendments on the Group’s financial position, results of operations and cash flows.
ASC Topic 718 – Compensation – Stock Compensation
In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting” (ASU 2016-09), an update to ASC Topic 718 – Compensation—Stock Compensation. The amendments in ASU 2016-09 provide simplification updates for several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for annual reporting periods beginning after December 15, 2016, and for the interim and annual reporting periods thereafter. The Group is currently evaluating the impact of the adoption of ASU 2016-09 on the Group’s financial position, results of operations and cash flows.
ASC Topic 842 – Leases
In February 2016, the FASB issued ASU 2016-02, “Leases” (ASU 2016-02), creating ASC Topic 842 – Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016-02 requires lessees to present a right-of-use asset and a corresponding lease liability on the balance sheet. Lessor accounting is substantially unchanged compared to the current accounting guidance. ASU 2016-02 is effective for annual reporting periods beginning after December 15, 2018, and for the interim and annual reporting periods thereafter. The Group is currently evaluating the impact of the adoption of ASU 2016-02 on the Group’s financial position, results of operations and cash flows.